PRINCIPAL ACCOUNTING POLICIES - Sales and marketing expenses and Business combinations and non-controlling interests (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
PRINCIPAL ACCOUNTING POLICIES
Advertising costs	¥ 19.9	¥ 81.7